Inventories (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Inventories
High grade lithium concentrate	$ 1,366
By-product low grade lithium concentrate	9,132
Finished goods	10,498
Work in progress	925
Consumable	882
Raw material, consumables, work in progress and finished goods	12,305
Spare parts	7,137
Inventories	$ 19,442